Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value Added Tax (VAT)	€ 698,735	€ 1,170,634	€ 912,423
Research and development tax credit	749,676	833,000	650,000
Advances payments to suppliers	35,991	34,108	41,149
Other current assets	210,830	64,664	219,400
Other prepaids	117,994	378,148	103,540
Total	€ 1,813,226	€ 2,480,554	€ 1,926,512